Putnam Large Cap Value Fund
The fund's portfolio
7/31/22 (Unaudited)

COMMON STOCKS (96.3%)(a)
	Shares	Value
Aerospace and defense (4.6%)
Northrop Grumman Corp.	1,037,631	$496,921,486
Raytheon Technologies Corp.	3,404,696	317,351,714

		814,273,200
Airlines (1.2%)
Southwest Airlines Co.(NON)	5,446,370	207,615,624

		207,615,624
Automobiles (1.2%)
General Motors Co.(NON)	6,082,451	220,549,673

		220,549,673
Banks (7.5%)
Bank of America Corp.	14,537,767	491,521,902
Citigroup, Inc.	6,948,858	360,645,730
JPMorgan Chase & Co.	1,420,642	163,885,261
KeyCorp	2,084,829	38,152,371
PNC Financial Services Group, Inc. (The)	1,761,178	292,249,877

		1,346,455,141
Beverages (2.3%)
Coca-Cola Co. (The)	3,063,452	196,581,715
Keurig Dr Pepper, Inc.	5,613,842	217,480,239

		414,061,954
Biotechnology (3.4%)
AbbVie, Inc.	1,828,428	262,397,702
Regeneron Pharmaceuticals, Inc.(NON)	572,320	332,912,821

		595,310,523
Building products (1.1%)
Johnson Controls International PLC	3,593,306	193,715,126

		193,715,126
Capital markets (4.4%)
Charles Schwab Corp. (The)	4,090,160	282,425,548
Goldman Sachs Group, Inc. (The)	1,200,863	400,355,716
State Street Corp.	1,423,650	101,136,096

		783,917,360
Chemicals (3.5%)
Corteva, Inc.	4,607,118	265,139,641
Eastman Chemical Co.	1,683,660	161,513,504
PPG Industries, Inc.	1,198,352	154,934,930
Sherwin-Williams Co. (The)	131,826	31,893,982

		613,482,057
Construction materials (0.9%)
CRH PLC (Ireland)	4,151,997	159,066,794

		159,066,794
Consumer finance (0.6%)
Capital One Financial Corp.	977,620	107,372,005

		107,372,005
Containers and packaging (0.4%)
Ball Corp.	990,813	72,745,490

		72,745,490
Diversified financial services (0.8%)
Apollo Global Management, Inc.	2,396,138	136,819,480

		136,819,480
Electric utilities (4.7%)
American Electric Power Co., Inc.	2,240,467	220,820,428
Constellation Energy Corp.	1,718,857	113,616,448
Exelon Corp.	5,280,266	245,479,566
NRG Energy, Inc.	6,572,285	248,103,759

		828,020,201
Electrical equipment (1.0%)
Eaton Corp. PLC	1,236,695	183,513,171

		183,513,171
Electronic equipment, instruments, and components (0.6%)
Vontier Corp.	3,947,583	101,847,641

		101,847,641
Equity real estate investment trusts (REITs) (3.0%)
American Tower Corp.	592,647	160,506,587
Boston Properties, Inc.	1,570,179	143,137,518
Gaming and Leisure Properties, Inc.	4,571,222	237,657,832

		541,301,937
Food and staples retailing (3.8%)
BJ's Wholesale Club Holdings, Inc.(NON)	3,158,915	213,858,546
Walmart, Inc.	3,438,371	454,036,891

		667,895,437
Health-care equipment and supplies (1.5%)
Abbott Laboratories	2,389,989	260,126,403

		260,126,403
Health-care providers and services (5.1%)
Cigna Corp.	986,626	271,677,335
Elevance Health, Inc.	538,642	256,986,098
McKesson Corp.	1,130,463	386,143,552

		914,806,985
Hotels, restaurants, and leisure (1.0%)
Hilton Worldwide Holdings, Inc.	1,395,275	178,692,869

		178,692,869
Household durables (1.3%)
PulteGroup, Inc.	5,186,423	226,231,771

		226,231,771
Household products (1.3%)
Procter & Gamble Co. (The)	1,674,593	232,617,714

		232,617,714
Industrial conglomerates (1.4%)
General Electric Co.	347,349	25,672,565
Honeywell International, Inc.	1,190,676	229,157,503

		254,830,068
Insurance (3.0%)
American International Group, Inc.	3,517,864	182,119,819
Assured Guaranty, Ltd.(AFF)	3,961,086	231,287,812
AXA SA (France)	5,183,355	119,660,499

		533,068,130
Interactive media and services (2.0%)
Meta Platforms, Inc. Class A(NON)	2,265,997	360,520,123

		360,520,123
IT Services (1.1%)
Fidelity National Information Services, Inc.	1,851,293	189,128,093

		189,128,093
Life sciences tools and services (2.7%)
Danaher Corp.	568,202	165,613,837
Thermo Fisher Scientific, Inc.	518,256	310,129,573

		475,743,410
Media (1.9%)
Charter Communications, Inc. Class A(NON)(S)	399,889	172,792,037
Comcast Corp. Class A	4,234,416	158,875,288

		331,667,325
Metals and mining (1.4%)
Freeport-McMoRan, Inc. (Indonesia)	8,080,415	254,937,093

		254,937,093
Multi-utilities (0.7%)
Ameren Corp.	1,304,108	121,438,537

		121,438,537
Multiline retail (1.0%)
Target Corp.	1,132,041	184,952,859

		184,952,859
Oil, gas, and consumable fuels (8.2%)
ConocoPhillips	3,143,967	306,316,705
Enterprise Products Partners LP	4,787,666	127,974,312
EOG Resources, Inc.	698,933	77,735,328
Exxon Mobil Corp.	4,700,622	455,631,290
Shell PLC (Euronext Amsterdan Exchange) (United Kingdom)	10,173,343	271,300,719
Valero Energy Corp.	1,967,193	217,905,969

		1,456,864,323
Pharmaceuticals (6.3%)
AstraZeneca PLC ADR (United Kingdom)	4,610,201	305,333,612
Euroapi SA (France)(NON)	68,804	1,165,010
Johnson & Johnson	1,923,427	335,676,480
Merck & Co., Inc.	3,540,568	316,314,345
Sanofi (France)	1,582,493	157,462,451

		1,115,951,898
Road and rail (1.4%)
Union Pacific Corp.	1,069,810	243,167,813

		243,167,813
Semiconductors and semiconductor equipment (2.8%)
NXP Semiconductors NV	594,500	109,316,660
Qualcomm, Inc.	1,816,395	263,486,259
Texas Instruments, Inc.	675,277	120,800,303

		493,603,222
Software (4.2%)
Microsoft Corp.	2,023,687	568,129,888
Oracle Corp.	2,362,823	183,922,142

		752,052,030
Specialty retail (1.3%)
O'Reilly Automotive, Inc.(NON)	327,407	230,360,291

		230,360,291
Trading companies and distributors (0.9%)
United Rentals, Inc.(NON)	505,499	163,109,362

		163,109,362
Wireless telecommunication services (0.8%)
T-Mobile US, Inc.(NON)	1,041,676	149,022,168

		149,022,168

Total common stocks (cost $11,697,048,930)		$17,110,855,301

CONVERTIBLE PREFERRED STOCKS (1.4%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.	73,835	$112,234,079
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	117,845	141,277,300

Total convertible preferred stocks (cost $197,113,186)		$253,511,379

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.00%, 8/15/48(i)	$5,436,000	$5,320,213
1.875%, 2/15/51(i)	1,500,000	1,165,905
U.S. Treasury Notes
1.75%, 11/15/29(i)	3,560,000	3,363,666
1.625%, 8/15/29(i)	258,000	242,695
0.50%, 11/30/23(i)	738,000	714,893
0.25%, 5/31/25(i)	3,256,000	3,028,373

Total U.S. treasury obligations (cost $13,835,745)		$13,835,745

SHORT-TERM INVESTMENTS (2.2%)(a)
		Principal amount/shares	Value
Chariot Funding, LLC asset backed commercial paper 1.794%, 8/9/22		$54,100,000	$54,061,782
Interest in $335,850,000 joint tri-party repurchase agreement dated 7/29/2022 with Royal Bank of Canada due 8/1/2022 - maturity value of $106,664,173 for an effective yield of 2.270% (collateralized by Agency Mortgage-Backed Securities and U.S. Treasuries (including strips) with coupon rates ranging from 0.375% to 4.500% and due dates ranging from 2/15/2025 to 6/20/2050, valued at $342,631,807)		106,644,000	106,644,000
Putnam Cash Collateral Pool, LLC 2.01%(AFF)	Shares	11,734,800	11,734,800
Putnam Short Term Investment Fund Class P 1.93%(AFF)	Shares	193,670,594	193,670,594
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%(P)	Shares	28,365,000	28,365,000

Total short-term investments (cost $394,492,874)			$394,476,176
TOTAL INVESTMENTS

Total investments (cost $12,302,490,735)			$17,772,678,601

	FORWARD CURRENCY CONTRACTS at 7/31/22 (aggregate face value $994,616,713) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
		British Pound	Sell	9/21/22	$175,509,769	$181,007,198	$5,497,429
	Goldman Sachs International
		British Pound	Sell	9/21/22	191,822,303	197,826,042	6,003,739
		Euro	Sell	9/21/22	43,826,195	46,138,694	2,312,499
	HSBC Bank USA, National Association
		British Pound	Sell	9/21/22	6,380,271	6,576,615	196,344
		Euro	Sell	9/21/22	56,222,591	59,211,937	2,989,346
	Morgan Stanley & Co. International PLC
		British Pound	Sell	9/21/22	23,029,791	23,752,595	722,804
		Euro	Sell	9/21/22	142,785,770	150,374,186	7,588,416
	NatWest Markets PLC
		British Pound	Sell	9/21/22	29,655,607	30,585,727	930,120
	State Street Bank and Trust Co.
		British Pound	Sell	9/21/22	59,767,070	61,636,264	1,869,194
		Euro	Sell	9/21/22	73,768,945	78,334,331	4,565,386
	UBS AG
		Euro	Sell	9/21/22	83,733,179	88,205,750	4,472,571
	WestPac Banking Corp.
		British Pound	Sell	9/21/22	68,811,152	70,967,374	2,156,222

	Unrealized appreciation						39,304,070

	Unrealized (depreciation)						—

	Total						$39,304,070
*	The exchange currency for all contracts listed is the United States Dollar.

	Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2021 through July 31, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $17,768,779,738.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value as of 10/31/21	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Shares outstanding at period end	Fair value as of 7/31/22
	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$96,760,375	$516,321,317	$601,346,892	$95,748	$—	$—	$—	11,734,800	$11,734,800
	Putnam Short Term Investment Fund**	235,153,634	1,019,109,008	1,060,592,048	571,115	—	—	—	193,670,594	193,670,594

	Total Short-term investments	331,914,009	1,535,430,325	1,661,938,940	666,863	—	—	—		205,405,394
	Common stocks†
	Financials
	Assured Guaranty, Ltd.	230,557,734	5,844,107	16,920,180	2,964,808	—	3,634,937	8,171,214	3,961,086	231,287,812

	Total Common Stock	230,557,734	5,844,107	16,920,180	2,964,808	—	3,634,937	8,171,214		231,287,812

	Totals	$562,471,743	$1,541,274,432	$1,678,859,120	$3,631,671	$—	$3,634,937	$8,171,214		$436,693,206
	* The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund receives cash collateral, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC and there were no realized or unrealized gains or losses during the period.
	# At the close of the reporting period, the fund received cash collateral of $11,734,800 for securities loaned. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $11,407,440.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
	† Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
	Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
	At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$841,209,616	$—	$—
Consumer discretionary	1,040,787,463	—	—
Consumer staples	1,314,575,105	—	—
Energy	1,185,563,604	271,300,719	—
Financials	2,787,971,617	119,660,499	—
Health care	3,203,311,758	158,627,461	—
Industrials	2,060,224,364	—	—
Information technology	1,536,630,986	—	—
Materials	941,164,640	159,066,794	—
Real Estate	541,301,937	—	—
Utilities	949,458,738	—	—

Total common stocks	16,402,199,828	708,655,473	—
Convertible preferred stocks	—	253,511,379	—
U.S. treasury obligations	—	13,835,745	—
Short-term investments	28,365,000	366,111,176	—

Totals by level	$16,430,564,828	$1,342,113,773	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$39,304,070	$—

Totals by level	$—	$39,304,070	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)	$1,083,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com